SCHEDULE OF INVENTORY (Details) - USD ($)		Mar. 31, 2023	Mar. 31, 2022
Inventory Disclosure [Abstract]
Raw Materials	[1]	$ 251,273	$ 328,621
Work in Progress			84,716
Finished Goods		80,275	21,766
Total		$ 331,548	$ 435,103

[1]	During Fiscal 2023, the Company write-down approximately $114 thousand (Fiscal Year 2022: $ Nil) of inventory on account of compliance with the revised Automotive Industry Standards (AIS)-156 and AIS-038 regulations issued by the Govt of India w.r.t EV batteries. These charges were recorded in Cost of Revenue in the consolidated statements of operations.